WARRANT LIABILITY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Reconciliation of the warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Fair value at beginning	$ 2,804	¥ 19,520
Day one fair value			$ 35	¥ 244
Change in fair value	1,195	8,322	2,769	19,276
Conversion to Series B-1 Preferred Shares	$ (3,999)	¥ (27,842)
Fair value at ending			$ 2,804	¥ 19,520